ACTIVESHARES® ETF TRUST

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JULY 31, 2020

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES, AND

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF THE FUNDS LISTED IN SCHEDULES A, B, AND C

For each Fund listed in Schedule A, the following disclosure replaces and supersedes the corresponding information included in the “Management” section of each Fund’s Summary Prospectus (as applicable) and Prospectus, the “More on fund management” section of each Fund’s Prospectus, and the “Investment Management and Service Provider Information” section of each Fund’s SAI:

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the fund prior to the transaction. The fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the fund pursuant to either new management and subadvisory agreements that were approved by fund shareholders or interim management and subadvisory agreements that were approved by the fund’s board for use while the fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

For each Fund listed in Schedule B, the following disclosure replaces and supersedes the corresponding information included in the “Management” section of each Fund’s Summary Prospectus and Prospectus, the “More on fund management” section of each Fund’s Prospectus, and the “Investment Management and Service Provider Information” section of each Fund’s SAI:

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, ClearBridge Investments, LLC (“ClearBridge”), Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and Western Asset Management Company, LLC (“Western Asset”) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the transaction automatically terminated the management, sub-administration and subadvisory agreements that were in place for the fund prior to the transaction. The fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the fund pursuant to new management and subadvisory agreements that were approved by fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

For the Fund listed in Schedule C, the following disclosure replaces and supersedes the corresponding information included in the “Management” section of the Fund’s Summary Prospectus and Prospectus, the “More on fund management” section of the Fund’s Prospectus, and the “Investment Management and Service Provider Information” section of the Fund’s SAI:

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Royce & Associates, LP (“Royce”), Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and Western Asset Management Company, LLC (“Western Asset”) became subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the fund prior to the transaction. The fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the fund pursuant to new management and subadvisory agreements that were approved by fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

For each Fund listed in Schedules A and B, the following disclosure replaces and supersedes the corresponding information included in the “Distribution” subsection of the “More on fund management” section of each Fund’s Prospectus:

Legg Mason Investor Services, LLC (“LMIS”), an indirect, wholly-owned broker/dealer subsidiary of Franklin Resources, serves as the fund’s sole and exclusive distributor.

For each Fund listed in Schedules A, B, and C, the following disclosure replaces and supersedes the corresponding information included in the “Distributor” section of each Fund’s SAI:

Legg Mason Investor Services, LLC, an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources, located at 100 International Drive, Baltimore, Maryland 21202, serves as the sole and exclusive distributor of the Fund pursuant to a written agreement (as amended, the “Distribution Agreement”).

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
ACTIVESHARES® ETF TRUST

ClearBridge Focus Value ETF	April 9, 2020

LEGG MASON ETF INVESTMENT TRUST

Legg Mason Global Infrastructure ETF	March 1, 2020, as revised July 1, 2020
Legg Mason International Low Volatility High Dividend ETF	March 1, 2020, as revised July 1, 2020
Legg Mason Low Volatility High Dividend ETF	March 1, 2020, as revised July 1, 2020
ClearBridge All Cap Growth ETF	February 1, 2020, as revised July 1, 2020
ClearBridge Dividend Strategy ESG ETF	March 31, 2020, as revised July 1, 2020
ClearBridge Large Cap Growth ESG ETF	March 31, 2020 as revised July 1, 2020
Western Asset Short Duration Income ETF	November 29, 2019, as revised July 1, 2020
Western Asset Total Return ETF	May 1, 2020, as revised July 1, 2020

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge Global Infrastructure Income Fund	February 1, 2020
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2020
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2020
BrandywineGLOBAL – Global High Yield Fund	February 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2020
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2020
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2020
Martin Currie Emerging Markets Fund	February 1, 2020
Martin Currie International Unconstrained Equity Fund	September 30, 2019
Martin Currie SMASh Series EM Fund	November 29, 2019
QS Global Market Neutral Fund	February 1, 2020
QS International Equity Fund	February 1, 2020
QS Strategic Real Return Fund	February 1, 2020
QS U.S. Small Capitalization Equity Fund	May 1, 2020

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2019
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Appreciation Fund	March 1, 2020
ClearBridge Dividend Strategy Fund	May 1, 2020
ClearBridge International Small Cap Fund	February 1, 2020
ClearBridge International Value Fund	March 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2020
ClearBridge Large Cap Value Fund	March 1, 2020
ClearBridge Mid Cap Fund	March 1, 2020
ClearBridge Mid Cap Growth Fund	March 1, 2020
ClearBridge Select Fund	March 1, 2020
ClearBridge Small Cap Growth Fund	March 1, 2020

Fund	Date of Summary Prospectus, Prospectus, and SAI
ClearBridge Small Cap Value Fund	February 1, 2020
ClearBridge Sustainability Leaders Fund	March 1, 2020
ClearBridge Tactical Dividend Income Fund	March 1, 2020
QS Conservative Growth Fund	June 1, 2020
QS Defensive Growth Fund	June 1, 2020
QS Global Dividend Fund	February 1, 2020
QS Global Equity Fund	March 1, 2020
QS Growth Fund	June 1, 2020
QS Moderate Growth Fund	June 1, 2020
QS S&P 500 Index Fund	February 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2020

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2020
Western Asset Corporate Bond Fund	May 1, 2020
Western Asset Emerging Markets Debt Fund	June 30, 2020
Western Asset Global High Yield Bond Fund	May 1, 2020
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2020
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2020
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 30, 2020
Western Asset Massachusetts Municipals Fund	March 31, 2020
Western Asset Mortgage Total Return Fund	May 1, 2020
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund	June 30, 2020
Western Asset Short-Term Bond Fund	May 1, 2020
Western Asset Ultra-Short Income Fund	September 30, 2019

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2019
Western Asset Institutional Liquid Reserves	December 27, 2019
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2019
Western Asset Institutional U.S. Treasury Reserves	December 27, 2019
Western Asset Premier Institutional Government Reserves	October 28, 2019
Western Asset Premier Institutional Liquid Reserves	October 28, 2019
Western Asset Premier Institutional U.S. Treasury Reserves	October 28, 2019
Western Asset Select Tax Free Reserves	December 27, 2019
Western Asset SMASh Series EC Fund	June 30, 2020
Western Asset SMASh Series C Fund	June 30, 2020
Western Asset SMASh Series M Fund	June 30, 2020
Western Asset SMASh Series TF Fund	June 30, 2020

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2019
Western Asset New York Tax Free Money Market Fund	December 27, 2019
Western Asset Tax Free Reserves	December 27, 2019
Western Asset U.S. Treasury Reserves	December 27, 2019

Fund	Date of Summary Prospectus, Prospectus, and SAI

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2019
Western Asset Premium U.S. Treasury Reserves	December 27, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2020
Western Asset Core Plus Bond Fund	May 1, 2020
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2020
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Macro Opportunities Fund	March 1, 2020
Western Asset Total Return Unconstrained Fund	September 30, 2019

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2020
ClearBridge Small Cap Fund	March 1, 2020
ClearBridge Value Trust	March 1, 2020

SCHEDULE C

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON ETF INVESTMENT TRUST

Legg Mason Small-Cap Quality Value ETF	November 29, 2019, as revised July 1, 2020

Please retain this supplement for future reference.

LMFX605809

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